Morgan Stanley Intermediate Income Securities
LETTER TO THE SHAREHOLDERS / / AUGUST 31, 2002

Dear Shareholder:
The U.S. economy had already slowed considerably before the beginning of the 12-month period ended August 31, 2002. The terrorist attacks on September 11, 2001, provided an additional shock to an already weakened economy. Initial unemployment claims rose from about 400,000 per week to roughly 500,000. Industrial production continued to contract and consumer confidence fell.

The Federal Reserve Board responded with additional cuts in the federal funds rate, reducing it from 3.50 percent to the current 1.75 percent. A series of federal spending responses to the September attacks augmented a $1.3 trillion tax reduction measure that had been passed earlier in the year. Together these responses appeared to virtually ensure that the weakness of the economy would be brief. The economy did pick up steam during the first quarter of 2002, but a series of accounting scandals created renewed uncertainty for investors and sapped the economy's new-found momentum. By the end of the period, most analysts felt that the recovery would remain modest for the foreseeable future.

Fixed-Income Overview
With the reductions in the federal funds rate and economic growth in check, short- and intermediate-term U.S. Treasury rates fell to their lowest levels in decades. Treasury bills, for example, yielded less than 2 percent through much of the period. By the end of the period, five-year-note yields were just above 3 percent, and 10-year notes were just above 4 percent.

For nongovernment securities the picture was much different. Yields actually rose after September 11 for most corporate securities, and remained high relative to treasury securities throughout the period. The performances of individual corporate securities varied widely. After September 11, securities issued by companies considered able to withstand further economic weakness performed well. As the period progressed, a succession of accounting scandals caused investors to focus on the transparency of data and access to capital markets. Even some well-respected firms that appeared to have maintained clean records suffered in this edgy environment. Problems were compounded by abrupt and seemingly arbitrary changes in the credit standards of major rating agencies and sharp contractions in the commercial paper market.

Performance and Portfolio Strategy
For the 12-month period ended August 31, 2002, Morgan Stanley Intermediate Income Securities' Class A, B, C and D shares produced total returns of
6.17 percent, 4.58 percent, 4.57 percent and 5.23 percent, respectively. During the same period, the Lehman Brothers Intermediate U.S. Government/Credit Index produced a total return of 7.74 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower.

Morgan Stanley Intermediate Income Securities
LETTER TO THE SHAREHOLDERS / / AUGUST 31, 2002 CONTINUED

The Fund's performance during the period was affected adversely by several corporate holdings that performed poorly in the market environment described. One holding, Frontier, which had been purchased as an investment-grade security, defaulted. Others, including Calpine, were able to raise capital to avoid that outcome. Toward the end of the period, prices of Ford Motor Company securities were affected adversely by market speculation. The Fund benefited otherwise from its corporate holdings and from timely responses to changes in interest rates.

Looking Ahead
We anticipate that one long-term consequence of the recent corporate difficulties will be greater transparency in corporate reporting standards, allowing for a higher level of investor confidence in the quality of the information provided. In our view, as of the end of August, securities paying yields that are currently higher relative to those available from treasury securities are likely to offer good value.

We appreciate your ongoing support of Morgan Stanley Intermediate Income Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Intermediate Income Securities
FUND PERFORMANCE / / AUGUST 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 - CLASS B SHARES
($ in Thousands)

                FUND     LEHMAN(4)
August 1992     $10,000    $10,000
August 1993     $10,843    $10,924
August 1994     $10,680    $10,888
August 1995     $11,595    $11,919
August 1996     $11,894    $12,448
August 1997     $12,837    $13,498
August 1998     $13,674    $14,710
August 1999     $13,801    $15,034
August 2000     $14,049    $15,978
August 2001     $15,391    $17,941
August 2002  $16,095(3)    $19,330

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                        AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED AUGUST 31, 2002
   -------------------------------------------------------------------------------------------------------
                    CLASS A SHARES*                                      CLASS B SHARES**
   -------------------------------------------------     -------------------------------------------------
   1 Year                        6.17%(1)    1.66%(2)    1 Year                        4.58%(1)    (0.42)%(2)
   5 Years                       5.49%(1)    4.58%(2)    5 Years                       4.63%(1)    4.30%(2)
   Since Inception (7/28/97)     5.29%(1)    4.40%(2)    10 Years                      4.87%(1)    4.87%(2)

                    CLASS C SHARES+                                      CLASS D SHARES++
   -------------------------------------------------     -------------------------------------------------
   1 Year                        4.57%(1)    3.57%(2)    1 Year                        5.23%(1)
   5 Years                       4.60%(1)    4.60%(2)    5 Years                       5.47%(1)
   Since Inception (7/28/97)     4.45%(1)    4.45%(2)    Since Inception (7/28/97)     5.28%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON AUGUST 31, 2002.
(4) THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX TRACKS THE PERFORMANCE OF U.S. GOVERNMENT AND CORPORATE OBLIGATIONS, INCLUDING U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES, AND CORPORATE AND YANKEE BONDS WITH MATURITIES OF 1 TO 10 YEARS. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Intermediate Income Securities
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2002

PRINCIPAL
AMOUNT IN                                                            COUPON           MATURITY
THOUSANDS                                                             RATE              DATE             VALUE

-------------------------------------------------------------------------------------------------------------------

             CORPORATE BONDS (25.8%)
             AEROSPACE & DEFENSE (1.3%)
 $   115     Boeing Capital Corp...............................       6.10%           03/01/11       $      116,402
     425     Lockheed Martin Corp..............................       7.25            05/15/06              473,761
     350     Raytheon Co.......................................       8.20            03/01/06              384,379
      60     Raytheon Co.......................................       8.30            03/01/10               68,263
     662     Systems 2001 Asset Trust - 144A* ***..............       6.664           09/15/13              708,327
                                                                                                     --------------
                                                                                                          1,751,132
                                                                                                     --------------
             AIR FREIGHT/COURIERS (0.2%)
     280     FedEx Corp........................................       7.25            02/15/11              312,533
                                                                                                     --------------
             AIRLINES (0.3%)
     368     Continental Airlines, Inc. (Class B)..............       6.545           02/02/19              331,511
     120     Southwest Airlines Co.............................       5.496           11/01/06              122,043
                                                                                                     --------------
                                                                                                            453,554
                                                                                                     --------------
             AUTO PARTS: O.E.M. (0.8%)
     265     Dana Corp.........................................       9.00            08/15/11              253,075
     365     Delphi Automotive Systems Corp....................       6.125           05/01/04              378,248
     265     Johnson Controls, Inc.............................       5.00            11/15/06              267,976
                                                                                                     --------------
                                                                                                            899,299
                                                                                                     --------------
             BROADCASTING (0.1%)
     125     Clear Channel Communications, Inc.................       7.25            09/15/03              126,845
                                                                                                     --------------
             BUILDING PRODUCTS (0.1%)
     160     Masco Corp........................................       4.625           08/15/07              161,228
                                                                                                     --------------
             CABLE/SATELLITE TV (0.2%)
     225     TCI Communications, Corp..........................       8.00            08/01/05              212,625
                                                                                                     --------------
             CASINO/GAMING (0.2%)
     290     Harrah's Operating Co., Inc.......................       8.00            02/01/11              318,198
                                                                                                     --------------
             CHEMICALS: AGRICULTURAL (0.1%)
     190     Monsanto Co.......................................       7.375           08/15/12              191,555
                                                                                                     --------------
             DEPARTMENT STORES (0.8%)
     450     Federated Department Stores, Inc..................       8.50            06/15/03              468,176
     130     May Department Stores Co..........................       6.875           11/01/05              143,829
     245     May Department Stores Co..........................       5.95            11/01/08              260,814
                                                                                                     --------------
                                                                                                            872,819
                                                                                                     --------------
             DRUGSTORE CHAINS (0.3%)
     425     CVS Corp..........................................       5.625           03/15/06              446,525
                                                                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON           MATURITY
THOUSANDS                                                             RATE              DATE             VALUE

-------------------------------------------------------------------------------------------------------------------

             ELECTRIC UTILITIES (0.5%)
 $    55     Detroit Edison Co.................................      6.125%           10/01/10       $       56,529
     505     Progressive Energy Inc............................       6.75            03/01/06              537,820
                                                                                                     --------------
                                                                                                            594,349
                                                                                                     --------------
             ELECTRICAL PRODUCTS (0.1%)
     170     Cooper Industries, Ltd. - 144A*...................       5.25            07/01/07              175,457
                                                                                                     --------------
             ENVIRONMENTAL SERVICES (0.2%)
     310     USA Waste Services, Inc...........................       7.125           10/01/07              322,386
                                                                                                     --------------
             FINANCE/RENTAL/LEASING (2.4%)
     625     American General Finance Corp.....................       5.875           07/14/06              657,586
   1,070     Ford Motor Credit Corp.***........................       7.375           10/28/09            1,046,994
     490     Household Finance Corp............................       6.40            06/17/08              497,834
     410     MBNA America Bank N.A.............................       6.50            06/20/06              420,811
     525     Toyota Motor Credit Corp..........................       5.65            01/15/07              562,656
                                                                                                     --------------
                                                                                                          3,185,881
                                                                                                     --------------
             FINANCIAL CONGLOMERATES (1.3%)
     425     Citigroup Inc.....................................       6.00            02/21/12              445,136
     100     Citigroup Inc.....................................       5.625           08/27/12              100,339
     660     General Electric Capital Corp.***.................       5.375           03/15/07              699,154
     360     J.P. Morgan Chase & Co............................       5.35            03/01/07              372,309
     130     J.P. Morgan Chase & Co............................       6.625           03/15/12              137,410
                                                                                                     --------------
                                                                                                          1,754,348
                                                                                                     --------------
             FOOD RETAIL (0.9%)
     425     Albertson's, Inc..................................       7.50            02/15/11              480,864
     425     Kroger Co.........................................       6.80            04/01/11              456,928
     100     Safeway Inc.......................................       6.15            03/01/06              108,080
      80     Safeway Inc.......................................       5.80            08/15/12               82,248
                                                                                                     --------------
                                                                                                          1,128,120
                                                                                                     --------------
             FOOD: MEAT/FISH/DAIRY (0.2%)
     230     Conagra Foods, Inc................................       6.00            09/15/06              243,705
                                                                                                     --------------
             FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
     200     United Mexican States (Mexico)....................       8.625           03/12/08              220,000
      75     United Mexican States (Mexico)....................       8.375           01/14/11               79,875
                                                                                                     --------------
                                                                                                            299,875
                                                                                                     --------------
             FOREST PRODUCTS (0.4%)
     530     Weyerhauser Co. - 144A*...........................       5.50            03/15/05              548,413
                                                                                                     --------------
             GAS DISTRIBUTORS (0.6%)
     470     Consolidated Natural Gas Co.......................       5.375           11/01/06              482,650

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON           MATURITY
THOUSANDS                                                             RATE              DATE             VALUE

-------------------------------------------------------------------------------------------------------------------

 $    70     Ras Laffan Liquid Natural Gas Co. Ltd. - 144A*
              (Qatar)..........................................      7.628%           09/15/06       $       73,459
     215     Ras Laffan Liquid Natural Gas Co. Ltd. - 144A*
              (Qatar)..........................................       8.294           03/15/14              235,694
                                                                                                     --------------
                                                                                                            791,803
                                                                                                     --------------
             HOME BUILDING (0.4%)
     210     Centex Corp.......................................       7.875           02/01/11              235,238
     220     Pulte Homes, Inc..................................       7.875           08/01/11              239,724
                                                                                                     --------------
                                                                                                            474,962
                                                                                                     --------------
             HOME FURNISHINGS (0.1%)
     130     Mohawk Industries, Inc. (Class C).................       6.50            04/15/07              139,980
                                                                                                     --------------
             HOME IMPROVEMENT CHAINS (0.4%)
     520     Lowe's Companies Inc..............................       7.50            12/15/05              584,125
                                                                                                     --------------
             HOSPITAL/NURSING MANAGEMENT (1.0%)
     335     HCA Inc...........................................       7.125           06/01/06              354,029
     460     Manor Care, Inc...................................       8.00            03/01/08              473,800
     445     Tenet Healthcare Corp.............................       5.375           11/15/06              456,282
                                                                                                     --------------
                                                                                                          1,284,111
                                                                                                     --------------
             HOTELS/RESORTS/CRUISELINES (0.5%)
     150     Hyatt Equities LLC - 144A*........................       6.875           06/15/07              148,631
     195     Marriott International, Inc. (Series D)...........       8.125           04/01/05              214,210
     110     Marriott International, Inc. (Series E)...........       7.00            01/15/08              119,141
     195     Starwood Hotels Resorts Worldwide, Inc. -
              144A*............................................       7.375           05/01/07              190,613
                                                                                                     --------------
                                                                                                            672,595
                                                                                                     --------------
             INDUSTRIAL CONGLOMERATES (0.6%)
     515     Honeywell International, Inc......................       5.125           11/01/06              529,994
     220     United Technologies Corp..........................       6.10            05/15/12              236,935
                                                                                                     --------------
                                                                                                            766,929
                                                                                                     --------------
             INSURANCE BROKERS/SERVICES (0.3%)
     410     Marsh & McLennan Companies, Inc. - 144A*..........       5.375           03/15/07              431,819
                                                                                                     --------------
             INTEGRATED OIL (0.4%)
     305     Conoco Inc........................................       5.90            04/15/04              319,597
     225     ConocoPhillips....................................       8.50            05/25/05              254,422
                                                                                                     --------------
                                                                                                            574,019
                                                                                                     --------------
             INVESTMENT BANKS/BROKERS (1.6%)
     535     Credit Suisse First Boston USA, Inc...............       5.875           08/01/06              564,259

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON           MATURITY
THOUSANDS                                                             RATE              DATE             VALUE

-------------------------------------------------------------------------------------------------------------------

 $   490     Goldman Sachs Group Inc...........................      6.875%           01/15/11       $      532,653
   1,000     Lehman Brothers Holdings, Inc.***.................       6.125           07/15/03            1,033,706
                                                                                                     --------------
                                                                                                          2,130,618
                                                                                                     --------------
             INVESTMENT MANAGERS (0.6%)
     735     TIAA Global Markets - 144A* ***...................       5.00            03/01/07              768,920
                                                                                                     --------------
             LIFE/HEALTH INSURANCE (1.6%)
     365     Equitable Life Assurance Society - 144A*..........       6.95            12/01/05              395,953
     475     John Hancock Global Funding II - 144A*............       7.90            07/02/10              542,777
     500     Metropolitan Life Insurance Co. - 144A*...........       6.30            11/01/03              519,048
     335     Monumental Global Funding II - 144A*..............       6.05            01/19/06              358,241
      80     Nationwide Mutual Insurance - 144A*...............       6.50            02/15/04               83,744
     265     Prudential Funding LLC - 144A*....................       6.60            05/15/08              282,492
                                                                                                     --------------
                                                                                                          2,182,255
                                                                                                     --------------
             MAJOR BANKS (0.4%)
     475     First Union National Bank.........................       7.80            08/18/10              558,088
                                                                                                     --------------
             MAJOR TELECOMMUNICATIONS (0.5%)
     110     ALLTEL Corp.......................................       7.00            07/01/12              116,300
     480     Verizon New England Inc...........................       6.50            09/15/11              480,311
                                                                                                     --------------
                                                                                                            596,611
                                                                                                     --------------
             MANAGED HEALTH CARE (1.0%)
     340     Aetna, Inc........................................       7.875           03/01/11              360,467
     295     Health Net, Inc...................................       8.375           04/15/11              334,336
     270     UnitedHealth Group Inc............................       7.50            11/15/05              304,475
     250     Wellpoint Health Network, Inc.....................       6.375           06/15/06              267,439
                                                                                                     --------------
                                                                                                          1,266,717
                                                                                                     --------------
             MOTOR VEHICLES (1.2%)
     455     DaimlerChrysler North American Holdings Co........       8.00            06/15/10              507,691
   1,000     General Motors Corp.***...........................       7.20            01/15/11            1,019,970
                                                                                                     --------------
                                                                                                          1,527,661
                                                                                                     --------------
             MULTI-LINE INSURANCE (1.0%)
     545     AIG SunAmerica Global Finance - 144A*.............       6.30            05/10/11              585,858
     250     Farmers Insurance Exchange - 144A*................       8.50            08/01/04              232,628
     500     Hartford Financial Service Group, Inc. (The)......       7.75            06/15/05              557,651
                                                                                                     --------------
                                                                                                          1,376,137
                                                                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON           MATURITY
THOUSANDS                                                             RATE              DATE             VALUE

-------------------------------------------------------------------------------------------------------------------

             OIL & GAS PRODUCTION (0.2%)
 $   210     PEMEX Project Funding Master Trust - 144A*........      7.875%           02/01/09       $      216,563
                                                                                                     --------------
             PUBLISHING: NEWSPAPERS (0.3%)
     450     New America Holdings..............................       8.625           02/01/03              456,869
                                                                                                     --------------
             PULP & PAPER (0.2%)
     105     Abiliti-Consolidated Inc..........................       8.55            08/01/10              109,319
     105     MeadWestvaco Corp.................................       6.85            04/01/12              112,369
      70     Sappi Papier Holding AG - 144A* (Austria).........       6.75            06/15/12               74,151
                                                                                                     --------------
                                                                                                            295,839
                                                                                                     --------------
             RAILROADS (0.7%)
     535     Norfolk Southern Corp.............................       7.875           02/15/04              572,202
     395     Union Pacific Corp................................       5.84            05/25/04              412,574
                                                                                                     --------------
                                                                                                            984,776
                                                                                                     --------------
             REAL ESTATE INVESTMENT TRUSTS (0.8%)
     420     EOP Operating L.P.................................       6.763           06/15/07              447,863
     425     Simon Property Group L.P..........................       6.375           11/15/07              450,223
     115     Vornado Realty Trust..............................       5.625           06/15/07              116,077
                                                                                                     --------------
                                                                                                          1,014,163
                                                                                                     --------------
             SAVINGS BANKS (0.3%)
     365     GS Escrow Corp....................................       7.125           08/01/05              385,117
                                                                                                     --------------
             SERVICES TO THE HEALTH INDUSTRY (0.3%)
     335     Anthem Insurance - 144A*..........................       9.125           04/01/10              387,459
      85     Healthsouth Corp. - 144A*.........................       7.625           06/01/12               68,090
                                                                                                     --------------
                                                                                                            455,549
                                                                                                     --------------
             SPECIALTY TELECOMMUNICATIONS (0.2%)
   2,000     Frontier Corp.+...................................       7.25            05/15/04              210,000
                                                                                                     --------------
             Total Corporate Bonds
              (COST $34,771,124)...................................................................      34,145,073
                                                                                                     --------------
             U.S. Government Agencies & Obligations (33.1%)
             Federal National Mortgage Assoc.
     544     ..................................................       5.50            06/25/08              556,616
   4,000     ..................................................       6.00               **               4,077,500
   7,000     ..................................................       7.00               **               7,290,938
   3,200     ..................................................       7.50               **               3,368,000
   1,725     ..................................................       8.00        10/01/29-09/01/31       1,837,266
     720     Private Export Funding Corp.***...................       6.86            04/30/04              760,140

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON           MATURITY
THOUSANDS                                                             RATE              DATE             VALUE

-------------------------------------------------------------------------------------------------------------------

 $ 5,500     U.S. Treasury Note***.............................       3.50%           11/15/06       $    5,608,713
   7,300     U.S. Treasury Note***.............................       6.50            02/15/10            8,532,445
   9,125     U.S. Treasury Note***.............................       6.75            05/15/05           10,155,842
   2,300     U.S. Treasury Strip***............................       0.00            05/15/11            1,570,799
                                                                                                     --------------
             Total U.S. Government Agencies & Obligations
              (COST $43,528,675)...................................................................      43,758,259
                                                                                                     --------------
             Mortgage-Backed Securities (16.1%)
             Federal Home Loan Mortgage Corp.
  16,000     ..................................................       6.00               **              16,540,000
   4,464     ..................................................       8.00        08/01/29-06/01/31       4,753,916
                                                                                                     --------------
             Total Mortgage-Backed Securities
              (COST $21,142,245)...................................................................      21,293,916
                                                                                                     --------------
             Asset-Backed Securities (11.9%)
             FINANCE/RENTAL/LEASING
     700     BMW Vehicle Owner Trust...........................       4.46            05/25/07              728,331
     730     Capital Auto Receivables Asset Trust..............       3.58            10/16/06              741,813
     750     Capital Auto Receivables Asset Trust..............       4.50            10/15/07              779,657
     795     Chase Credit Card Master Trust....................       5.50            11/17/08              850,705
     700     Chase Manhattan Auto Owner Trust..................       4.24            09/15/08              722,882
     800     Chase Manhattan Auto Owner Trust..................       4.21            01/15/09              824,795
     700     Citibank Credit Card Issuance Trust...............       4.10            12/07/06              720,641
     800     Citibank Credit Card Issuance Trust...............       4.40            05/15/07              830,561
     475     Connecticut RRB Special Purpose Trust CL&P-1......       5.36            03/30/07              497,449
     457     Daimler Chrysler Auto Trust.......................       6.82            09/06/04              465,458
     800     Daimler Chrysler Auto Trust.......................       4.49            10/06/08              832,311
     400     Ford Credit Auto Owner Trust......................       4.14            12/15/05              410,482
     225     Ford Credit Auto Owner Trust......................       4.75            08/15/06              235,353
     750     Ford Credit Auto Owner Trust......................       3.79            09/15/06              766,365
     700     Harley-Davidson Motorcycle Trust..................       4.50            01/15/10              726,663
     600     Harley-Davidson Motorcycle Trust..................       3.09            06/15/10              600,617
     500     Honda Auto Receivables Owner Trust................       3.50            10/17/05              508,449
     850     Honda Auto Receivables Owner Trust................       4.49            09/17/07              883,686
     600     MBNA Credit Card Master Trust.....................       3.90            11/15/07              614,688
     235     MMCA Automobile Trust.............................       7.00            06/15/04              237,806
     750     National City Auto Receivables Trust..............       4.04            07/15/06              769,609
     400     Nissan Auto Receivables Owner Trust...............       3.58            09/15/05              407,179
     325     Nissan Auto Receivables Owner Trust...............       4.80            02/15/07              338,266

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON           MATURITY
THOUSANDS                                                             RATE              DATE             VALUE

-------------------------------------------------------------------------------------------------------------------

 $   600     Nissan Auto Receivables Owner Trust...............       4.60%           09/17/07       $      625,224
     600     Nordstrom Private Label Credit Card - 144A*.......       4.82            04/15/10              622,046
                                                                                                     --------------
             Total Asset-Backed Securities
              (COST $15,279,745)...................................................................      15,741,036
                                                                                                     --------------
             Short-Term Investments (36.7%)
             U.S. Government Agency (a) (16.1)
  21,300     Federal National Mortgage Assoc.
              (COST $21,297,870)...............................       1.80            09/03/02           21,296,805
                                                                                                     --------------
             Repurchase Agreements (20.6%)
  26,000     Joint repurchase agreement account (dated
             08/30/02; proceeds $26,005,417) (b)
             (COST $26,000,000)................................       1.875           09/03/02           26,000,000
   1,257     The Bank of New York (dated 08/30/02; proceeds
              $1,257,396) (c)
              (COST $1,257,169)................................       1.625           09/03/02            1,257,169
                                                                                                     --------------
             Total Repurchase Agreements
              (COST $27,257,169)...................................................................      27,257,169
                                                                                                     --------------
             Total Short-Term Investments
              (COST $48,555,039)...................................................................      48,553,974
                                                                                                     --------------

           Total Investments
            (COST $163,276,828) (d)..........................      123.6%        163,492,258
           Liabilities in Excess of Other Assets.............      (23.6)        (31,166,513)
                                                                   -----      --------------
           Net Assets........................................      100.0%     $  132,325,745
                                                                   =====      ==============

---------------------

  *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 ** SECURITY WAS PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
 *** SOME OR ALL OF THESE SECURITIES ARE SEGREGATED IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS.
  +   NON-INCOME PRODUCING SECURITY. BOND IN DEFAULT.
 (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
 (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (c)  COLLATERALIZED BY U.S. TREASURY BILL 6.63% DUE 02/20/03 VALUED AT
      $1,282,317.
 (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $2,213,321 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,997,891, RESULTING IN NET UNREALIZED APPRECIATION OF $215,430.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
AUGUST 31, 2002

Assets:
Investments in securities, at value (cost
 $163,276,828)....................................  $   163,492,258
Receivable for:
  Investments sold................................        2,235,994
  Interest........................................        1,078,111
  Shares of beneficial interest sold..............          378,171
Prepaid expenses and other assets.................           70,167
                                                    ---------------
    Total Assets..................................      167,254,701
                                                    ---------------
Liabilities:
Payable for:
  Investments purchased...........................       34,474,320
  Shares of beneficial interest redeemed..........          130,168
  Distribution fee................................           79,145
  Investment management fee.......................           63,866
  Dividends and distributions to shareholders.....           20,283
Accrued expenses and other payables...............          161,174
                                                    ---------------
    Total Liabilities.............................       34,928,956
                                                    ---------------
    Net Assets....................................  $   132,325,745
                                                    ===============
Composition of Net Assets:
Paid-in-capital...................................  $   146,023,699
Net unrealized appreciation.......................          215,430
Accumulated undistributed net investment income...          481,946
Accumulated net realized loss.....................      (14,395,330)
                                                    ---------------
    Net Assets....................................  $   132,325,745
                                                    ===============
Class A Shares:
Net Assets........................................      $10,729,863
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        1,125,401
    Net Asset Value Per Share.....................  $          9.53
                                                    ===============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET
     VALUE).......................................  $          9.95
                                                    ===============
Class B Shares:
Net Assets........................................     $103,237,724
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       10,926,656
    Net Asset Value Per Share.....................  $          9.45
                                                    ===============
Class C Shares:
Net Assets........................................       $6,415,016
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................          678,051
    Net Asset Value Per Share.....................  $          9.46
                                                    ===============
Class D Shares:
Net Assets........................................      $11,943,142
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        1,266,876
    Net Asset Value Per Share.....................  $          9.43
                                                    ===============

Statement of Operations
FOR THE YEAR ENDED AUGUST 31, 2002

Net Investment Income:
Interest Income...................................  $5,677,068
                                                    ----------

Expenses
Distribution fee (Class A shares).................       8,041
Distribution fee (Class B shares).................     827,963
Distribution fee (Class C shares).................      39,782
Investment management fee.........................     672,310
Transfer agent fees and expenses..................     119,428
Professional fees.................................      53,750
Shareholder reports and notices...................      46,163
Registration fees.................................      35,713
Trustees' fees and expenses.......................      18,488
Custodian fees....................................      10,988
Other.............................................      14,455
                                                    ----------
    Total Expenses................................   1,847,081
                                                    ----------
    Net Investment Income.........................   3,829,987
                                                    ----------

Net Realized and Unrealized Gain (Loss):
Net realized gain.................................   2,245,051
Net change in unrealized appreciation.............  (1,010,383)
                                                    ----------
    Net Gain......................................   1,234,668
                                                    ----------
Net Increase......................................  $5,064,655
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR     FOR THE YEAR
                                               ENDED            ENDED
                                          AUGUST 31, 2002  AUGUST 31, 2001
                                          ---------------  ---------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................   $  3,829,987     $  5,187,770
Net realized gain (loss)................      2,245,051       (2,925,576)
Net change in unrealized
 appreciation/depreciation..............     (1,010,383)       6,900,760
                                           ------------     ------------
    Net Increase........................      5,064,655        9,162,954
                                           ------------     ------------

Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................       (179,929)        (255,861)
Class B shares..........................     (3,265,862)      (4,494,457)
Class C shares..........................       (155,164)        (139,612)
Class D shares..........................       (218,659)        (297,896)
                                           ------------     ------------
    Total Dividends.....................     (3,819,614)      (5,187,826)
                                           ------------     ------------

Net increase from transactions in shares
 of beneficial interest.................     22,208,366        9,164,923
                                           ------------     ------------

    Net Increase........................     23,453,407       13,140,051

Net Assets:
Beginning of period.....................    108,872,338       95,732,287
                                           ------------     ------------

End of Period (Including accumulated
 undistributed net investment income of
 $481,946 and $0, respectively).........   $132,325,745     $108,872,338
                                           ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2002

1. Organization and Accounting Policies
Morgan Stanley Intermediate Income Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 1, 1988 and commenced operations on May 3, 1989. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of

Morgan Stanley Intermediate Income Securities
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2002 CONTINUED

broker-dealer market price quotations, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and
(5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital

Morgan Stanley Intermediate Income Securities
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2002 CONTINUED

gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement , the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.50% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of the daily net asset exceeding $1 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.85% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge had been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,717,327 at August 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a

Morgan Stanley Intermediate Income Securities
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2002 CONTINUED

gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.17% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B shares and Class C shares of $27,072 $153,449, and $3,899, respectively and received $49,319, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended August 31, 2002, aggregated $446,492,812, and $431,733,894, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $85,324,806 and $69,947,580, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $1,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended August 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,982. At August 31, 2002, the Fund had an accrued pension liability of $58,057 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
At August 31, 2002, the Fund had a net capital loss carryover of approximately $13,345,000 which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 of the following years:

              AMOUNT IN THOUSANDS
------------------------------------------------
 2003   2004   2005   2006   2008    2009   2010
------  ----  ------  ----  ------  ------  ----
$6,103  $313  $2,351  $200  $1,146  $2,892  $340
======  ====  ======  ====  ======  ======  ====

Morgan Stanley Intermediate Income Securities
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2002 CONTINUED

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $1,054,000 during fiscal 2002.

As of August 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and book amortization of discounts on debt securities and permanent book/tax differences primarily attributable to losses on paydowns and tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $2,194, accumulated net realized loss was charged $551,329 and accumulated undistributed net investment income was credited $553,523.

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                      FOR THE YEAR               FOR THE YEAR
                                         ENDED                      ENDED
                                    AUGUST 31, 2002            AUGUST 31, 2001
                                ------------------------  --------------------------
                                  SHARES       AMOUNT       SHARES        AMOUNT
                                ----------  ------------  -----------  -------------
CLASS A SHARES
Sold..........................   4,601,318  $ 43,662,281    7,160,192  $  65,969,733
Reinvestment of dividends.....      16,108       151,661       21,414        196,326
Redeemed......................  (3,938,770)  (37,318,849)  (7,202,733)   (66,362,923)
                                ----------  ------------  -----------  -------------
Net increase (decrease) --
 Class A......................     678,656     6,495,093      (21,127)      (196,864)
                                ----------  ------------  -----------  -------------
CLASS B SHARES
Sold..........................   8,301,113    77,663,399   19,706,825    181,063,205
Reinvestment of dividends.....     229,053     2,136,654      287,444      2,636,410
Redeemed......................  (8,023,847)  (75,013,877) (18,816,932)  (172,689,568)
                                ----------  ------------  -----------  -------------
Net increase -- Class B.......     506,319     4,786,176    1,177,337     11,010,047
                                ----------  ------------  -----------  -------------
CLASS C SHARES
Sold..........................   1,056,702     9,887,000    1,084,741     10,064,504
Reinvestment of dividends.....      13,255       123,842       12,413        114,294
Redeemed......................    (843,310)   (7,894,423)    (839,079)    (7,765,717)
                                ----------  ------------  -----------  -------------
Net increase -- Class C.......     226,647     2,116,419      258,075      2,413,081
                                ----------  ------------  -----------  -------------
CLASS D SHARES
Sold..........................   1,856,116    17,358,806      222,801      2,043,016
Reinvestment of dividends.....      14,251       132,783       29,557        269,491
Redeemed......................    (926,421)   (8,680,911)    (690,813)    (6,373,848)
                                ----------  ------------  -----------  -------------
Net increase (decrease) --
 Class D......................     943,946     8,810,678     (438,455)    (4,061,341)
                                ----------  ------------  -----------  -------------
Net increase in Fund..........   2,355,568  $ 22,208,366      975,830  $   9,164,923
                                ==========  ============  ===========  =============

Morgan Stanley Intermediate Income Securities
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2002 CONTINUED

7. Change in Accounting Policy
Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $81,950 decrease in the cost of securities and a corresponding decrease to net investment income based on securities held as of August 31, 2001.

The effect of this change for the year ended August 31, 2002 was to increase net investment income by $11,554; decrease unrealized appreciation by $361,558; and increase net realized gains by $350,004. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley Intermediate Income Securities
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                            FOR THE YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------
                              2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------
Class A Shares:
Selected Per Share Data:
Net asset value,
 beginning of period.....     $ 9.35      $ 8.97       $ 9.30       $ 9.71       $ 9.59
                              ------      ------       ------       ------       ------
Income from investment
 operations:
  Net investment
   income................       0.37        0.52         0.55         0.55         0.56
  Net realized and
   unrealized gain
   (loss)................       0.19        0.38        (0.33)       (0.41)        0.13
                              ------      ------       ------       ------       ------
Total income from
 investment operations...       0.56        0.90         0.22         0.14         0.69
                              ------      ------       ------       ------       ------

Less dividends from net
 investment income.......      (0.38)      (0.52)       (0.55)       (0.55)       (0.57)
                              ------      ------       ------       ------       ------

Net asset value, end of
 period..................     $ 9.53      $ 9.35       $ 8.97       $ 9.30       $ 9.71
                              ======      ======       ======       ======       ======

Total Return+............       6.17%      10.34%        2.49%        1.39%        7.30%

Ratios to Average Net
 Assets:(1)
Expenses.................       1.04%       1.21%        1.10%        1.08%        1.10%
Net investment income....       4.03%(2)     5.71%       6.02%        5.67%        5.80%

Supplemental Data:
Net assets, end of
 period, in thousands....    $10,730      $4,177       $4,196       $3,557       $3,457
Portfolio turnover
 rate....................        400%        358%         114%          99%          98%

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2) EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED AUGUST 31, 2002 WAS TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.01%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
FINANCIAL HIGHLIGHTS CONTINUED

                                            FOR THE YEAR ENDED AUGUST 31
                           ---------------------------------------------------------------
                              2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------
Class B Shares:
Selected Per Share Data:
Net asset value,
 beginning of period.....     $ 9.35       $ 8.98       $ 9.31       $ 9.70       $ 9.59
                              ------       ------       ------       ------       ------
Income from investment
 operations:
  Net investment
   income................       0.31         0.47         0.49         0.49         0.51
  Net realized and
   unrealized gain
   (loss)................       0.10         0.37        (0.33)       (0.39)        0.11
                              ------       ------       ------       ------       ------
Total income from
 investment operations...       0.41         0.84         0.16         0.10         0.62
                              ------       ------       ------       ------       ------

Less dividends from net
 investment income.......      (0.31)       (0.47)       (0.49)       (0.49)       (0.51)
                              ------       ------       ------       ------       ------

Net asset value, end of
 period..................     $ 9.45       $ 9.35       $ 8.98       $ 9.31       $ 9.70
                              ======       ======       ======       ======       ======

Total Return+............       4.58%        9.55%        1.80%        0.92%        6.53%

Ratios to Average Net
 Assets:(1)
Expenses.................       1.72%        1.84%        1.77%        1.75%        1.71%
Net investment income....       3.35%(2)      5.08%       5.35%        5.00%        5.19%

Supplemental Data:
Net assets, end of
 period, in thousands....   $103,238      $97,452      $82,964     $120,843     $151,515
Portfolio turnover
 rate....................        400%         358%         114%          99%          98%

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2) EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED AUGUST 31, 2002 WAS TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.01%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
FINANCIAL HIGHLIGHTS CONTINUED

                                            FOR THE YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------
                              2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------
Class C Shares:
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 9.36       $ 8.99       $ 9.32       $ 9.71        $ 9.61
                             ------       ------       ------       ------        ------
Income from investment
 operations:
  Net investment
   income................      0.31         0.47         0.49         0.49          0.49
  Net realized and
   unrealized gain
   (loss)................      0.10         0.37        (0.33)       (0.39)         0.11
                             ------       ------       ------       ------        ------
Total income from
 investment operations...      0.41         0.84         0.16         0.10          0.60
                             ------       ------       ------       ------        ------

Less dividends from net
 investment income.......     (0.31)       (0.47)       (0.49)       (0.49)        (0.50)
                             ------       ------       ------       ------        ------

Net asset value, end of
 period..................    $ 9.46       $ 9.36       $ 8.99       $ 9.32        $ 9.71
                             ======       ======       ======       ======        ======

Total Return+............      4.57%        9.54%        1.80%        0.91%         6.39%

Ratios to Average Net
 Assets:(1)
Expenses.................      1.72%        1.84%        1.77%        1.75%         1.71%
Net investment income....      3.35%(2)     5.08%        5.35%        5.00%         5.19%

Supplemental Data:
Net assets, end of
 period, in thousands....    $6,415       $4,226       $1,738       $1,759          $457
Portfolio turnover
 rate....................       400%         358%         114%          99%           98%

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2) EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED AUGUST 31, 2002 WAS TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.01%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
FINANCIAL HIGHLIGHTS CONTINUED

                                            FOR THE YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------
                              2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------
Class D Shares:
Selected Per Share Data:
Net asset value,
 beginning of period.....     $ 9.35      $ 8.98       $ 9.31       $ 9.70       $ 9.59
                              ------      ------       ------       ------       ------
Income from investment
 operations:
  Net investment
   income................       0.38        0.55         0.57         0.57         0.59
  Net realized and
   unrealized gain
   (loss)................       0.09        0.37        (0.33)       (0.39)        0.11
                              ------      ------       ------       ------       ------
Total income from
 investment operations...       0.47        0.92         0.24         0.18         0.70
                              ------      ------       ------       ------       ------

Less dividends from net
 investment income.......      (0.39)      (0.55)       (0.57)       (0.57)       (0.59)
                              ------      ------       ------       ------       ------

Net asset value, end of
 period..................     $ 9.43      $ 9.35       $ 8.98       $ 9.31       $ 9.70
                              ======      ======       ======       ======       ======

Total Return+............       5.23%      10.48%        2.67%        1.79%        7.43%

Ratios to Average Net
 Assets:(1)
Expenses.................       0.87%       0.99%        0.92%        0.90%        0.86%
Net investment income....       4.20%(2)     5.93%       6.20%        5.85%        6.04%

Supplemental Data:
Net assets, end of
 period, in thousands....    $11,943      $3,018       $6,834       $7,493       $5,726
Portfolio turnover
 rate....................        400%        358%         114%          99%          98%

---------------------

  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2) EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED AUGUST 31, 2002 WAS TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.01%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Intermediate Income Securities:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Intermediate Income Securities (the "Fund"), including the portfolio of investments, as of August 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Intermediate Income Securities as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
OCTOBER 10, 2002

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended August 31, 2002, 24.91% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley Intermediate Income Securities
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            NUMBER OF
                                                                                                            PORTFOLIOS
                                             TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                        COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH       LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (61)         Trustee       Since April      Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 1994             Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Trustee       Since January    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  1993             Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Since September  Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 1997             Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley Intermediate Income Securities
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           NUMBER OF
                                                                                                           PORTFOLIOS
                                            TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                       COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Since July      Chairman of the Audit Committee and                       129
(53)                                     1991            Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Trustee       Since July      Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                1991            Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY

Morgan Stanley Intermediate Income Securities
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      TERM OF
                                POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF         HELD WITH           LENGTH OF
   INTERESTED TRUSTEE           REGISTRANT         TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman and          Since July 1991  Chairman and Director or Trustee of the
(69)                        Director or Trustee                    Morgan Stanley Funds and the TCW/DW Term
c/o Morgan Stanley Trust                                           Trusts; formerly Chairman, Chief Executive
Harborside Financial                                               Officer and Director of the Investment
Center,                                                            Manager, the Distributor and Morgan Stanley
Plaza Two,                                                         Services, Executive Vice President and
Jersey City, NJ                                                    Director of Morgan Stanley DW, Chairman and
                                                                   Director of the Transfer Agent, and
                                                                   Director and/or officer of various Morgan
                                                                   Stanley subsidiaries (until June 1998) and
                                                                   Chief Executive Officer of the Morgan
                                                                   Stanley Funds and the TCW/ DW Term Trusts
                                                                   (until September 2002).
James F. Higgins (54)       Trustee               Since June 2000  Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                                           August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-August 2000),
                                                                   President and Chief Operating Officer of
                                                                   Individual Securities of Morgan Stanley
                                                                   (February 1997-May 1999).
Philip J. Purcell (58)      Trustee               Since April      Director or Trustee of the Morgan Stanley
1585 Broadway                                     1994             Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                NUMBER OF
                                PORTFOLIOS
                                 IN FUND
                                 COMPLEX
NAME, AGE AND ADDRESS OF         OVERSEEN
   INTERESTED TRUSTEE          BY TRUSTEE**      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  129      None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)                  129      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Intermediate Income Securities
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        TERM OF
                                                 POSITION(S)                          OFFICE AND
     NAME, AGE AND ADDRESS OF                     HELD WITH                            LENGTH OF
         EXECUTIVE OFFICER                       REGISTRANT                          TIME SERVED*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (49)               President and Chief Executive        President since May 1999 and Chief
1221 Avenue of the Americas          Officer                              Executive Officer since September
New York, NY                                                              2002
Barry Fink (47)                      Vice President, Secretary and        Since February 1997
1221 Avenue of the Americas          General Counsel
New York, NY
Thomas F. Caloia (56)                Treasurer                            Since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Ronald E. Robison (63)               Vice President                       Since October 1998
1221 Avenue of the Americas
New York, NY
Joseph J. McAlinden (59)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Francis Smith (37)                   Vice President and Chief Financial   Since September 2002
c/o Morgan Stanley Trust             Officer
Harborside Financial Center
Plaza Two,
Jersey City, NJ


     NAME, AGE AND ADDRESS OF
         EXECUTIVE OFFICER           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------  -------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman
                                     (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President and Chief Executive
                                     Officer (since September 2002) of the
                                     Morgan Stanley Funds and TCW/DW Term
                                     Trusts; Trustee of various Van Kampen
                                     investment companies (since December 1999);
                                     previously Chief Strategic Officer of the
                                     Investment Manager and Morgan Stanley
                                     Services and Executive Vice President of
                                     the Distributor (April 1997-June 1998),
                                     Vice President of the Morgan Stanley Funds
                                     (May 1997-April 1999), and Executive Vice
                                     President of Morgan Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ
Ronald E. Robison (63)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services and Chief Executive
                                     Officer and Director of the Transfer Agent;
                                     previously Managing Director of the TCW
                                     Group Inc.
Joseph J. McAlinden (59)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Francis Smith (37)                   Vice President and Chief Financial Officer
c/o Morgan Stanley Trust             of the Morgan Stanley Funds and the TCW/DW
Harborside Financial Center          Term Trusts (since September 2002);
Plaza Two,                           Executive Director of the Investment
Jersey City, NJ                      Manager and Morgan Stanley Services (since
                                     December 2001). Formerly, Vice President of
                                     the Investment Manager and Morgan Stanley
                                     Services (August 2000-November 2001),
                                     Senior Manager at
                                     PricewaterhouseCoopers LLP (January
                                     1998-August 2000) and Associate-Fund
                                     Administration at BlackRock Financial
                                     Management (July 1996-December 1997).

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

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MORGAN STANLEY
INTERMEDIATE
INCOME SECURITIES

ANNUAL REPORT
AUGUST 31, 2002